Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$144,646,814.09	0.4241842	$101,607,945.06	0.2979705	$43,038,869.03
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,255,876,814.09	0.8647920	$1,212,837,945.06	0.8351556	$43,038,869.03

Weighted Avg. Coupon (WAC)	4.45%		4.46%
Weighted Avg. Remaining Maturity (WARM)	50.03		49.16
Pool Receivables Balance	$1,331,544,368.50		$1,285,560,004.99
Remaining Number of Receivables	80,738		79,552

Adjusted Pool Balance	$1,308,205,014.68		$1,263,372,859.44

III. COLLECTIONS

Principal:
Principal Collections	$44,464,033.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$656,556.71
Total Principal Collections	$45,120,590.14

Interest:
Interest Collections	$4,989,379.15
Late Fees & Other Charges	$68,642.64
Interest on Repurchase Principal	$-
Total Interest Collections	$5,058,021.79

Collection Account Interest	$5,429.33
Reserve Account Interest	$905.32
Servicer Advances	$-

Total Collections	$50,184,946.58

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$50,184,946.58
Reserve Account Available	$7,478,006.60
Total Available for Distribution	$57,662,953.18

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,109,620.31		$1,109,620.31	$1,109,620.31
Collection Account Interest					$5,429.33
Late Fees & Other Charges					$68,642.64
Total due to Servicer					$1,183,692.28

2. Class A Noteholders Interest:
Class A-1 Notes		$37,654.46		$37,654.46
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$578,280.63		$578,280.63	$578,280.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$48,321,665.09

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$43,038,869.03

		Distributable Amount		Paid Amount
Class A-1 Notes				$43,038,869.03
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$43,038,869.03		$43,038,869.03
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$43,038,869.03

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,282,796.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,339,353.82
Beginning Period Amount	$23,339,353.82
Current Period Amortization	$1,152,208.27
Ending Period Required Amount	$22,187,145.55
Ending Period Amount	$22,187,145.55
Next Distribution Date Amount	$21,066,143.41

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$52,328,200.59	$50,534,914.38	$50,534,914.38
Overcollateralization as a % of Original Adjusted Pool	3.50%	3.38%	3.38%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.16%	78,882	98.94%	$1,271,899,829.40
30 - 60 Days	0.66%	528	0.83%	$10,634,936.56
61 - 90 Days	0.15%	117	0.19%	$2,493,036.18
91 + Days	0.03%	25	0.04%	$532,202.85
		79,552		$1,285,560,004.99
Total
Delinquent Receivables 61 + days past due	0.18%	142	0.24%	$3,025,239.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.12%	100	0.17%	$2,203,593.36
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.11%	89	0.15%	$2,005,573.46
Three-Month Average Delinquency Ratio	0.14%		0.18%

Repossession in Current Period		53		$1,215,778.97
Repossession Inventory		74		$867,462.23

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,520,330.08
Recoveries				$(656,556.71)
Net Charge-offs for Current Period				$863,773.37

Beginning Pool Balance for Current Period				$1,331,544,368.50

Net Loss Ratio				0.78%
Net Loss Ratio for 1st Preceding Collection Period				0.46%
Net Loss Ratio for 2nd Preceding Collection Period				0.33%
Three-Month Average Net Loss Ratio for Current Period				0.52%

Cumulative Net Losses for All Periods				$1,858,445.21
Cumulative Net Losses as a % of Initial Pool Balance				0.12%

Principal Balance of Extensions				$8,619,097.79
Number of Extensions				400

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